UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
OCTOBER 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%†
	Shares	Value
CONSUMER DISCRETIONARY — 13.1%
Charter Communications, Cl A *	4,857	$1,623,064
Comcast, Cl A	62,200	2,241,066
Liberty Global, Cl A *	14,400	444,240
Liberty Global LiLAC *	20,000	440,000
Time Warner	14,000	1,376,060

		6,124,430

ELECTRIC UTILITIES — 16.7%
Edison International	17,200	1,375,140
Eversource Energy	29,940	1,875,442
NextEra Energy	18,000	2,791,260
Portland General Electric	36,800	1,756,832

		7,798,674

ENERGY — 25.0%
Chevron	10,700	1,240,023
EOG Resources	15,600	1,557,972
EQT	22,300	1,394,642
ExxonMobil	17,200	1,433,620
Marathon Petroleum	33,500	2,001,290
Pioneer Natural Resources	10,950	1,638,886
Targa Resources	21,000	871,500
TransCanada	33,000	1,566,840

		11,704,773

GAS — 3.6%
Atmos Energy	19,500	1,701,180

INDUSTRIALS — 1.9%
Atlantia	27,000	880,626

MULTI-UTILITIES — 13.4%
DTE Energy	17,150	1,894,389
National Grid ADR	13,900	848,595
NiSource	62,600	1,650,762
Sempra Energy	16,100	1,891,750

		6,285,496

REAL ESTATE — 11.7%
American Tower, Cl A REIT	12,500	1,795,875
Crown Castle International REIT	19,500	2,088,060
SBA Communications, Cl A REIT *	6,800	1,068,824
Uniti Group REIT	29,000	507,500

		5,460,259

1

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND OCTOBER 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — 5.8%
BCE	30,200	$1,394,032
Zayo Group Holdings *	35,900	1,294,554

		2,688,586

WATER UTILITIES — 7.1%
American Water Works	26,600	2,334,416
Aqua America	28,000	993,440

		3,327,856

TOTAL COMMON STOCK (Cost $36,302,094)		45,971,880

SHORT-TERM INVESTMENT (A) — 1.7%

SEI Daily Income Trust Treasury II Fund, Cl F, 0.890% (Cost $802,023)	802,023	802,023

TOTAL INVESTMENTS— 100.0% (Cost $37,104,117)		$46,773,903

Percentages are based on Net Assets of $46,766,164.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2017.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2700

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 27, 2017